Income taxes:	12 Months Ended
Dec. 31, 2022
Income taxes:
Income taxes:

12.  Income taxes:

Components of the income taxes for the years are as follows:

	December 31,	December 31,
	2022	2021

Current income taxes:
Current income tax expense in respect of the current year	$21	$21

Deferred income taxes:
Origination and reversal of temporary differences	(17,347)	(17,195)
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods	—	(323)
Change in unrecognized deductible temporary differences	17,386	17,298
Total income tax expense (recovery)	$60	$(199)

Reconciliation of effective tax rate:

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Loss before income taxes:
Canadian operations	$(76,222)	$(71,919)
US operations	202	496
	(76,020)	(71,423)
Tax using the Company’s domestic tax rate	(20,145)	(18,927)
Change in unrecognized deductible temporary differences	17,386	17,298
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods	—	(323)
Difference in tax rate of a foreign subsidiary	(5)	(12)
Non-deductible stock option expense	2,761	1,684
Permanent differences and other items	63	81
Total income tax expense (recovery)	$60	$(199)

The applicable statutory tax rate is 26.5% in 2022 and 2021. The Company’s applicable tax rate is the Canadian combined rates applicable in the jurisdiction in which the Company operates.

12.   Income taxes (continued):

Deferred tax assets and liabilities

Recognized deferred tax assets and liabilities:

As at December 31, 2022 and 2021, recognized deferred tax assets and liabilities are attributable to the following:

	Assets		Liabilities		Net
	2022	2021	2022	2021	2022	2021
Taxes losses carried forward	$1,017	$2,536	$—	$—	$1,017	$2,536
Right-of-use assets	—	—	(152)	(226)	(152)	(226)
IPR&D asset	—	—	(680)	(2,086)	(680)	(2,086)
Trade and other receivables	—	—	(4)	(4)	(4)	(4)
Tax assets (liabilities)	1,017	2,536	(836)	(2,316)	181	220
Set off of tax	(836)	(2,316)	836	2,316	—	—
Net tax assets (liabilities)	$181	$220	$—	$—	$181	$220

12.   Income taxes (continued):

Deferred tax assets and liabilities (continued)

Unrecognized deferred tax assets and investment tax credits:

As at December 31, 2022 and 2021, the amounts and expiry dates of tax attributes and temporary differences for which no deferred tax assets was recognized were as follows:

	December 31, 2022		December 31, 2021
	Federal	Provincial	Federal	Provincial
Research and development expenses, without time limitation	$27,936	$27,270	$22,243	$22,872

Federal research and development investment tax credits
2037	244	—	245	—
2038	367	—	367	—
2039	396	—	396	—
2040	725	—	726	—
2041	1,242	—	763	—
2042	919	—	—	—
	$3,893	$—	$2,497	$—

Tax losses carried forward
2032	267	167	268	167
2033	707	907	708	908
2034	649	649	650	650
2035	882	882	883	883
2036	903	903	904	904
2037	1,779	1,956	1,781	1,959
2038	3,970	3,860	3,976	3,865
2039	23,305	23,156	23,340	23,191
2040	25,727	25,557	25,766	25,596
2041	59,057	58,870	58,854	58,593
2042	66,593	67,818	—	—
	$183,839	$184,725	$117,130	$116,716

Capital losses	$11,485	$11,485	$11,234	$11,234

Other deductible temporary differences, without time limitation	$21,501	$21,501	$11,468	$11,468

Deferred tax assets and investments tax credits have not been recognized in respect to these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom. The generation of future taxable profit is dependent on the successful commercialization of the Company’s products and technologies.